INCOME TAX: (Schedule of Rollforward of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance at the beginning of the period	$ 10,214	$ 6,241	$ 4,484
Additions	5,777	3,973	1,757
Balance at the end of period	$ 15,991	$ 10,214	$ 6,241